Share capital, Restricted Stock Units (Details) - USD ($)		12 Months Ended
	Mar. 26, 2025	Jul. 31, 2025	Jul. 31, 2024
Restricted Stock Units [Abstract]
Vesting period		12 months
Share-based payments		$ 488,569
Restricted Stock Units (RSUs) [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		121,475	103,686
Granted (in shares)	30,586	30,586	17,789
Forfeited (in shares)		(3,753)
Outstanding (in shares)		148,308	121,475
Number of RSUs vested (in shares)		121,491
Share-based payments		$ 510,325	$ 597,587
Restricted Stock Units (RSUs) [Member] | Tranche One [Member]
Restricted Stock Units [Abstract]
Vesting percentage	70.00%	10.00%
Frequency of vesting period		6 months
Vesting period		36 months
Restricted Stock Units (RSUs) [Member] | Tranche Two [Member]
Restricted Stock Units [Abstract]
Vesting percentage	15.00%	15.00%
Frequency of vesting period		6 months
Restricted Stock Units (RSUs) [Member] | November 30, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		917
Number of RSUs vested (in shares)		917
Restricted Stock Units (RSUs) [Member] | December 24, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		38,232
Number of RSUs vested (in shares)		32,496
Restricted Stock Units (RSUs) [Member] | March 1, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		1,009
Number of RSUs vested (in shares)		1,009
Restricted Stock Units (RSUs) [Member] | March 14, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		62,702
Number of RSUs vested (in shares)		53,985
Restricted Stock Units (RSUs) [Member] | July 30, 2024 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		14,862
Number of RSUs vested (in shares)		7,086
Restricted Stock Units (RSUs) [Member] | March 26, 2025 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		30,586
Number of RSUs vested (in shares)		25,998
Restricted Stock Units (RSUs) [Member] | Subordinate Voting Shares [Member]
Restricted Stock Units [Abstract]
Number of shares to be issues upon exchange of units (in shares)		1